Financing instruments payable - Schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of Assets, Liabilities, and Equity [Line Items]
Market funding operations	R$ 54,831,509	R$ 38,093,772
Deposits	27,493,655	20,261,532
Demand deposits	1,812,469	803,031
Time deposits	25,230,996	19,445,276
Interbank deposits	450,190	13,225
Financial bills	9,019,789	5,675,596
Financial Liabilities At Amortized Cost, Structured Operations Certificates	18,015,165	12,109,576
Other financing instruments payables	302,900	47,068
Total	5,534,081	5,589,857
Debentures	2,212,441	2,028,681
Bond	3,321,640	3,561,176
Total	60,365,590	43,683,629
Current	22,946,160	19,794,572
Non-Current	R$ 37,419,430	R$ 23,889,057